Debt - Future minimum repayments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Debt
2024	$ 0
2025	2,517
2026	0
2027	20,000
2028	0
Total long-term debt	$ 22,517	$ 46,804